SCHEDULE OF INCOME BEFORE INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Total (loss) before income taxes	$ (689,961)	$ (7,011,778)	$ (9,919,538)
PRC [Member]
Operating Loss Carryforwards [Line Items]
Total (loss) before income taxes	2,769,080	(4,284,019)	(8,287,495)
HONG KONG
Operating Loss Carryforwards [Line Items]
Total (loss) before income taxes	(123,008)	(1,384,286)	(876,289)
BVI [Member]
Operating Loss Carryforwards [Line Items]
Total (loss) before income taxes	$ (3,336,033)	$ (1,343,473)	$ (755,754)